Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 23, 2018
Entity Registrant Name	dei_EntityRegistrantName	MAINSTAY FUNDS TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001469192
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 23, 2018
Document Effective Date	dei_DocumentEffectiveDate	Mar. 23, 2018
Prospectus Date	rr_ProspectusDate	Aug. 28, 2017
MainStay MacKay Tax Advantaged Short Term Bond Fund (Prospectus Summary) | MainStay MacKay Tax Advantaged Short Term Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSTAX
MainStay MacKay Tax Advantaged Short Term Bond Fund (Prospectus Summary) | MainStay MacKay Tax Advantaged Short Term Bond Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MYTBX
MainStay MacKay Tax Advantaged Short Term Bond Fund (Prospectus Summary) | MainStay MacKay Tax Advantaged Short Term Bond Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSTIX
MainStay MacKay Tax Advantaged Short Term Bond Fund (Prospectus Summary) | MainStay MacKay Tax Advantaged Short Term Bond Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSTEX